Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income tax expense
Federal and foreign income tax expense consisted of the following:

	Year Ended December 31
$ in millions	2019	2018	2017
Federal income tax expense:
Current	$758	$292	$449
Deferred	(474)	213	907
Total federal income tax expense	284	505	1,356
Foreign income tax expense:
Current	10	7	8
Deferred	6	1	(4)
Total foreign income tax expense	16	8	4
Total federal and foreign income tax expense	$300	$513	$1,360

Income tax reconciliation
Income tax expense differs from the amount computed by multiplying earnings before income taxes by the statutory federal income tax rate due to the following:

	Year Ended December 31
$ in millions	2019		2018		2017
Income tax expense at statutory rate	$535	21.0%	$786	21.0%	$1,480	35.0%
Stock compensation - excess tax benefits	(14)	(0.5)	(27)	(0.7)	(48)	(1.1)
Research credit	(216)	(8.5)	(186)	(5.0)	(130)	(3.1)
Foreign derived intangible income	(28)	(1.1)	(16)	(0.4)	—	—
Manufacturing deduction	—	—	—	—	(97)	(2.3)
Settlements with taxing authorities	—	—	—	—	(42)	(1.0)
Impacts related to the 2017 Tax Act	—	—	(84)	(2.2)	285	6.8
MTM benefit tax rate differential(1)	—	—	—	—	(72)	(1.7)
Other, net	23	0.9	40	1.0	(16)	(0.4)
Total federal and foreign income taxes	$300	11.8%	$513	13.7%	$1,360	32.2%

(1)
Impact of applying the 2017 Tax Act enacted statutory tax rate of 21 percent versus 35 percent.

Unrecognized tax benefit rollforward
The change in unrecognized tax benefits during 2019, 2018 and 2017, excluding interest, is as follows:

	December 31
$ in millions	2019	2018	2017
Unrecognized tax benefits at beginning of the year	$748	$283	$135
Additions based on tax positions related to the current year	158	293	102
Additions for tax positions of prior years	400	207	110
Reductions for tax positions of prior years	(65)	(23)	(44)
Settlements with taxing authorities	(15)	(7)	(20)
Other, net	(3)	(5)	—
Net change in unrecognized tax benefits	475	465	148
Unrecognized tax benefits at end of the year	$1,223	$748	$283

Components of deferred tax assets and liabilities
The tax effects of significant temporary differences and carryforwards that gave rise to year-end deferred federal, state and foreign tax balances, as presented in the consolidated statements of financial position, are as follows:

	December 31
$ in millions	2019	2018
Deferred Tax Assets
Retiree benefits	$1,827	$1,541
Accrued employee compensation	336	308
Provisions for accrued liabilities	166	139
Inventory	684	650
Stock-based compensation	38	42
Operating lease liabilities	411	—
Tax credits	166	174
Other	73	59
Gross deferred tax assets	3,701	2,913
Less valuation allowance	(160)	(142)
Net deferred tax assets	3,541	2,771
Deferred Tax Liabilities
Goodwill	515	511
Purchased intangibles	262	346
Property, plant and equipment, net	584	518
Operating lease right-of-use assets	404	—
Contract accounting differences	1,225	1,381
Other	43	29
Deferred tax liabilities	3,033	2,785
Total net deferred tax assets (liabilities)	$508	$(14)